                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Medtech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Hutter
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing:             /s/ Michael Hutter
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, May 11, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               2
Form 13F Information Table Entry Total:          5
Form 13F Information Table Value Total: $  135,280
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-12665               Medsource N.V.
2     28-12664               Medcare N.V.

                                 BB MEDTECH AG

                           FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
---------------------  --------  ---------  --------  --------------------  ----------  --------  ------------------------
                         TITLE                                                                        VOTING AUTHORITY
                          OF                  VALUE     SHS OR   SH/  PUT/  INVESTMENT   OTHER    ------------------------
  NAME OF ISSUER         CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
---------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ----------  ------  ----
Celera Corp              COM     15100E106   15,863   2,079,000   SH          DEFINED       1      2,079,000   NONE   NONE
Illumina Inc.            COM     452327109   30,954     831,200   SH          DEFINED       1        831,200   NONE   NONE
Masimo Corp              COM     574795100   30,719   1,060,000   SH          DEFINED       1      1,060,000   NONE   NONE
Mindray Medical
   International Ltd.  SPON ADR  602675100   22,860   1,235,000   SH          DEFINED       1      1,235,000   NONE   NONE
Qiagen N.V.              ORD     N72482107   34,884   2,185,700   SH          DEFINED       2      2,185,700   NONE   NONE